As filed with the Securities and Exchange Commission on August 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September  30

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2014 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Aggressive Funds: 29.7%
236,936	Baron Partners Fund *	$8,802,162
50,550	Energy Select Sector SPDR Fund	5,060,055
133,679	Fidelity Advisor Industrials Fund	5,438,060
63,000	iShares MSCI EMU ETF	2,666,160
160,200	iShares MSCI Italy Capped ETF	2,784,276
27,700	iShares Transportation Average ETF	4,072,177
90,840	Janus Global Life Sciences Fund	4,458,433
201,753	JPMorgan Mid Cap Growth Fund	6,129,258
349,385	Legg Mason Opportunity Trust	6,928,307
64,013	Oakmark Select Fund	2,849,879
136,432	Oppenheimer International Small Company Fund	4,675,518
73,800	Powershares Dynamic Pharmaceuticals Portfolio	4,507,704
126,800	Powershares High Yield Equity Dividend Achievers Portfolio	1,624,308
62,500	Powershares QQQ Trust Series 1	5,869,375
176,015	PRIMECAP Odyssey Aggressive Growth Fund	5,683,528
52,272	Professionally Managed Portfolio - Hodges Fund	2,105,519
66,000	SPDR EURO STOXX 50 ETF	2,855,820
88,358	T. Rowe Price Health Sciences Fund, Inc.	5,650,514
		82,161,053
	Core Funds: 70.2%
212,238	ClearBridge Value Trust	15,716,213
1,412,526	Dodge & Cox Global Stock Fund	17,628,320
98,544	Dodge & Cox Stock Fund	17,612,754
148,500	Guggenheim S&P 500 Pure Growth ETF	11,480,535
61,400	iShares Russell Mid-Cap Value ETF	4,458,254
819,788	Janus Contrarian Fund	18,871,510
237,060	Oakmark Fund	16,200,695
442,959	Pioneer Mid-Cap Value Fund ^	13,341,914
335,000	PowerShares Buyback Achievers Portfolio	15,024,750
303,888	Sound Shore Fund, Inc.	15,902,475
380,218	T. Rowe Price Value Fund	14,022,454
1,041,614	Vanguard Capital Value Fund	16,707,485
235,300	Vanguard FTSE Europe ETF	14,106,235
104,532	Voya Corporate Leaders Trust	3,340,857
		194,414,451
	Total Investment Companies
	(Cost $247,426,189)	276,575,504
	SHORT-TERM INVESTMENTS: 0.2%
697,354	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% #	697,354
	Total Short-Term Investment
	(Cost $697,354)	697,354

Total Investments: 100.1%
(Cost $248,123,543)	277,272,858
Liabilities in Excess of Other Assets: (0.1)%	(225,478)
Net Assets: 100.0%	$277,047,380

* Non-income producing.
# Annualized seven-day yield as of June 30, 2014.
^ A portion of this security is considered illiquid. The fair value of the illiquid portion totals $652,358 which represents 0.2% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$248,141,562
Gross unrealized appreciation	29,451,618
Gross unrealized depreciation	(320,322)
Net unrealized appreciation	$29,131,296

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$276,575,504	$-	$-	$276,575,504
Short-Term Investments	697,354	-	-	697,354
Total Investments in Securities	$277,272,858	$-	$-	$277,272,858

There were no transfers into or out of Levels 1, 2 or 3 during the period ended June 30, 2014. The Fund recognizes transfers at the end of each reporting period.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2014 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Aggressive Funds: 97.9%
126,101	Baron Partners Fund *	$4,684,642
87,992	Dreyfus Opportunistic Midcap Value Fund	3,745,826
39,800	Energy Select Sector SPDR Fund	3,983,980
104,031	Fidelity Advisor Industrials Fund	4,231,984
45,203	Fidelity OTC Portfolio Fund	3,734,698
105,300	iShares MSCI EMU ETF	4,456,296
136,000	iShares MSCI Italy Capped ETF	2,363,680
36,135	Janus Global Life Sciences Fund	1,773,487
150,645	JPMorgan Mid Cap Growth Fund	4,576,581
232,886	Legg Mason Opportunity Trust	4,618,133
107,882	Oakmark Select Fund	4,802,925
131,103	Oppenheimer International Small Company Fund	4,492,894
63,300	Powershares Dynamic Pharmaceuticals Portfolio	3,866,364
164,100	Powershares High Yield Equity Dividend Achievers Portfolio	2,102,121
46,650	Powershares QQQ Trust Series 1	4,380,902
96,905	PRIMECAP Odyssey Aggressive Growth Fund	3,129,061
115,081	Professionally Managed Portfolio - Hodges Fund	4,635,447
140,017	Professionally Managed Portfolios - Hodges Small Cap Fund	2,861,942
104,500	SPDR EURO STOXX 50 ETF	4,521,715
27,838	T. Rowe Price Health Sciences Fund, Inc.	1,780,239
52,212	Turner Midcap Growth Fund	2,054,027
		76,796,944
	Core Funds: 1.8%
61,565	Janus Contrarian Fund	1,417,227
	Total Investment Companies
	(Cost $70,697,710)	78,214,171
	Total Investments: 99.7%
	(Cost $70,697,710)	78,214,171
	Other Assets in Excess of Liabilities: 0.3%	259,985
	Net Assets: 100.0%	$78,474,156

* Non-income producing.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$70,707,319
Gross unrealized appreciation	7,707,778
Gross unrealized depreciation	(200,926)
Net unrealized appreciation	$7,506,852

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$78,214,171	$-	$-	$78,214,171
Total Investments in Securities	$78,214,171	$-	$-	$78,214,171

There were no transfers into or out of Levels 1, 2 or 3 during the period ended June 30, 2014. The Fund recognizes transfers at the end of each reporting period.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2014 (UNAUDITED)

Shares	Value
		INVESTMENT COMPANIES: 99.8%
		Bond Funds: 26.3%
107,938		Aberdeen Global High Income Fund	$1,111,763
198,153		Federated High Yield Trust	1,385,088
222,979		Ivy High Income Fund	1,953,297
60,347		Janus High-Yield Fund	568,470
0	^	John Hancock Bond Trust-John Hancock High Yield Fund	1
59,314		Loomis Sayles Bond Fund	940,715
308,480		MainStay High Yield Corporate Bond Fund	1,894,069
161,229		Osterweis Strategic Income Fund	1,931,528
103,696		PIMCO Income Fund	1,317,975
161,304		TCW Total Return Bond Fund	1,656,592
155,744		Thompson Bond Fund	1,858,024
			14,617,522
		Core Funds: 60.3%
43,082		ClearBridge Value Trust	3,190,193
251,788		Dodge & Cox Global Stock Fund	3,142,314
17,257		Dodge & Cox Stock Fund	3,084,346
153,374		Janus Contrarian Fund	3,530,670
46,046		Oakmark Fund	3,146,794
70,100		PowerShares Buyback Achievers Portfolio	3,143,985
62,127		Sound Shore Fund, Inc.	3,251,104
73,438		T. Rowe Price Value Fund	2,708,409
221,679		Vanguard Capital Value Fund	3,555,738
52,700		Vanguard FTSE Europe ETF	3,159,365
46,370		Voya Corporate Leaders Trust	1,481,953
			33,394,871
		Total Return Funds: 13.2%
43,697		Gateway Fund	1,287,758
180,250		Manning & Napier Fund Inc. - Pro Blend Conservative Term Series Fund	2,031,420
120,698		Merger Fund	1,987,889
31,715		Vanguard Wellesley Income Fund	1,990,750
			7,297,817
		Total Investment Companies
		(Cost $51,537,504)	55,310,210
		Total Investments: 99.8%
		(Cost $51,537,504)	55,310,210
		Asset in Excess of Other Liabilities: 0.2%	90,221
		Net Assets: 100.0%	$55,400,431

^ Amount is less than 0.5.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$51,537,712
Gross unrealized appreciation	3,849,046
Gross unrealized depreciation	(76,548)
Net unrealized appreciation	$3,772,498

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$55,310,210	$-	$-	$55,310,210
Total Investments in Securities	$55,310,210	$-	$-	$55,310,210

There were no transfers into or out of Levels 1, 2 or 3 during the period ended June 30, 2014. The Fund recognizes transfers at the end of each reporting period.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2014 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	High Yield Bond Funds: 24.5%
1,157,702	Federated High Yield Trust ^	$8,092,339
1,096,310	Ivy High Income Fund	9,603,673
788,372	Janus High-Yield Fund	7,426,462
1	John Hancock Bond Trust-John Hancock High Yield Fund	6
1,684,603	MainStay High Yield Corporate Bond Fund	10,343,464
		35,465,944
	Intermediate Term Bond Funds: 6.3%
168,157	Guggenheim Total Return Bond Fund ^	4,540,243
454,690	TCW Total Return Bond Fund	4,669,664
		9,209,907
	Strategic Bond Funds: 28.7%
319,860	Loomis Sayles Bond Fund	5,072,979
1,270,328	Osterweis Strategic Income Fund	15,218,524
606,148	PIMCO Income Fund	7,704,135
1,139,327	Thompson Bond Fund	13,592,176
		41,587,814
	Total Return Funds: 35.5%
229,535	Gateway Fund	6,764,405
1,298,960	Manning & Napier Fund Inc. - Pro Blend Conservative Term Series Fund ^	14,639,280
920,104	Merger Fund	15,154,115
238,289	Vanguard Wellesley Income Fund	14,957,411
		51,515,211
	World Bond Funds: 5.0%
698,174	Aberdeen Global High Income Fund	7,191,190
	Total Investment Companies
	(Cost $138,315,061)	144,970,066
	SHORT-TERM INVESTMENTS: 0.0%
13,040	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% #	13,040
	Total Short-Term Investment
	(Cost $13,040)	13,040
	Total Investments: 100.0%
	(Cost $138,328,101)	144,983,106
	Liabilities in Excess of Other Assets: (0.0)%	(21,957)
	Net Assets: 100.0%	$144,961,149

# Annualized seven-day yield as of June 30, 2014.
^ A portion of these securities is considered illiquid. The fair value of illiquid portions total $2,973,165 which represents 2.1% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$138,378,995
Gross unrealized appreciation	6,613,407
Gross unrealized depreciation	(9,296)
Net unrealized appreciation	$6,604,111

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$144,970,066	$-	$-	$144,970,066
Short-Term Investments	13,040			13,040
Total Investments in Securities	$144,983,106	$-	$-	$144,983,106

There were no transfers into or out of Levels 1, 2 or 3 during the period ended June 30, 2014. The Fund recognizes transfers at the end of each reporting period.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2014 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 98.2%
	Aggressive Funds: 15.7%
6,400	Energy Select Sector SPDR Fund	$640,640
33,100	iShares MSCI Italy Capped ETF	575,278
8,718	Janus Global Life Sciences Fund	427,877
51,025	Oppenheimer International Small Company Fund	1,748,614
41,000	Powershares QQQ Trust Series 1	3,850,310
38,000	SPDR EURO STOXX 50 ETF	1,644,260
		8,886,979
	Core Funds: 82.5%
249,584	Dodge & Cox Global Stock Fund	3,114,808
90,000	Guggenheim S&P 500 Equal Weight ETF	6,903,900
98,500	Guggenheim S&P 500 Pure Growth ETF	7,615,035
119,331	Janus Contrarian Fund	2,747,007
181,000	Powershares Buyback Achievers Portfolio	8,117,850
198,304	Vanguard Capital Value Fund	3,180,792
110,000	Vanguard FTSE Europe ETF	6,594,500
96,000	Vanguard Mid-Cap Value ETF	8,346,240
		46,620,132
	Total Investment Companies
	(Cost $50,587,710)	55,507,111
Contracts (100 shares per contract)
	PURCHASED OPTIONS: 0.8%
	Options: 0.8%
2,000	SPDR S&P ETF Trust, Expiration 7/19/14, Strike Price $195 *	235,000
1,000	SPDR S&P ETF Trust, Expiration 8/16/14, Strike Price $194 *	206,500
	Total Purchased Options
	(Cost $521,280)	441,500
Shares
	SHORT-TERM INVESTMENTS: 0.7%
415,555	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% #	415,555
	Total Short-Term Investment
	(Cost $415,555)	415,555
	Total Investments: 99.7%
	(Cost $51,524,545)	56,364,166
	Other Assets in Excess of Liabilities: 0.3%	164,035
	Net Assets: 100.0%	$56,528,201

* Non-income producing.
# Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$51,912,531
Gross unrealized appreciation	4,618,732
Gross unrealized depreciation	(167,097)
Net unrealized appreciation	$4,451,635

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$55,507,111	$-	$-	$55,507,111
Purchased Options	-	441,500	-	441,500
Short-Term Investments	415,555	-	-	415,555
Total Investments in Securities	$55,922,666	$441,500	$-	$56,364,166

There were no transfers into or out of Levels 1, 2 or 3 during the period ended June 30, 2014. The Fund recognizes transfers at the end of each reporting period.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's

The Fund may invest, at the time of purchase, up to 5% of the Fund's net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund's exposure to certain selected securities.  The Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.  As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund's participation in a market advance.

The following table presents the fair value of derivative instruments, held long or sold short by the FundX Tactical Upgrader Fund, at June 30, 2014:

	Fair Value - Long Positions		Fair Value - Short Positions		Net Unrealized Gain/(Loss) on
Equity Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Purchased Options	$441,500	$-	$-	$-	$(79,780)

FUNDX TACTICAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2014 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 101.1%
		Bond Funds: 31.3%
17,279		Aberdeen Global High Income Fund	$177,974
29,003		Federated High Yield Trust	202,730
26,169		Ivy High Income Fund	229,234
0	^	John Hancock Bond Trust-John Hancock High Yield Fund	0	^
37,145		MainStay High Yield Corporate Bond Fund	228,070
19,813		Neuberger Berman Strategic Income Fund	227,056
28,017		Osterweis Strategic Income Fund	335,649
17,938		PIMCO Income Fund	227,997
18,876		Thompson Bond Fund	225,188
			1,853,898
		Core Funds: 27.2%
16,639		Dodge & Cox Global Stock Fund	207,654
1,800		Guggenheim S&P 500 Equal Weight ETF	138,078
3,350		Guggenheim S&P 500 Pure Growth ETF	258,988
8,746		Janus Contrarian Fund	201,339
2,500		Powershares Buyback Achievers Portfolio	112,125
17,752		Schwab Hedged Equity Fund	330,003
6,542		Vanguard Capital Value Fund	104,941
3,000		Vanguard Mid-Cap Value ETF	260,820
			1,613,948
		Total Return Funds: 42.6%
19,950		Buffalo Flexible Income Fund	298,252
2,920		Dodge & Cox Balanced Fund	299,885
10,848		Gateway Fund	319,678
29,043		IQ Alpha Hedge Strategy Fund	329,058
28,466		Manning & Napier Fund Inc. - Pro Blend Conservative Term Series Fund	320,808
19,477		Merger Fund	320,780
21,968		Robeco Boston Partners Long/Short Research Fund	327,325
5,008		Vanguard Wellesley Income Fund	314,366
			2,530,152
		Total Investment Companies
		(Cost $5,694,995)	5,997,998
Contracts (100 shares per contract)
		PURCHASED OPTIONS: 0.2%
		Put Options: 0.2%
52		SPDR S&P ETF Trust, Expiration 7/19/14, Strike Price $195 *	6,110
26		SPDR S&P ETF Trust, Expiration 8/16/14, Strike Price $194 *	5,369
		Total Purchased Options
		(Cost $13,553)	11,479
		Total Investments: 101.3%
		(Cost $5,708,548)	6,009,477
		Liabilities in Excess of Other Assets: (1.3)%	(76,260)
		Net Assets: 100.0%	$5,933,217

* Non-income producing.
^ Amount is less than 0.5.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$5,708,644
Gross unrealized appreciation	303,536
Gross unrealized depreciation	(2,703)
Net unrealized appreciation	$300,833

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$5,997,998	$-	$-	$5,997,998
Purchased Options	-	11,479	-	11,479
Total Investments in Securities	$5,997,998	$11,479	$-	$6,009,477

There were no transfers into or out of Levels 1, 2 or 3 during the period ended June 30, 2014. The Fund recognizes transfers at the end of each reporting period.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest, at the time of purchase, up to 5% of the Fund's net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund's exposure to certain selected securities.  The Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.  As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund's participation in a market advance.

The following table presents the fair value of derivative instruments, held long or sold short by the FundX Tactical Total Return Fund, at June 30, 2014:

					Net Unrealized Gain/(Loss) on
	Fair Value - Long Positions		Fair Value - Short Positions		Open Positions
Equity Contracts	Assets	Liabilities	Assets	Liabilities
Purchased Options	$11,479	$-	$-	$-	$(2,074)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                     /s/ Elaine E. Richards
              Elaine E. Richards, President

Date             8/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Elaine E. Richards
              Elaine E. Richards, President

Date             8/25/14

By (Signature and Title)*                   /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date             8/21/14

* Print the name and title of each signing officer under his or her signature.